THE SARATOGA ADVANTAGE TRUST

PORTFOLIO	TICKER
James Alpha Total Hedge Portfolio, Class I	JTHIX
James Alpha Total Hedge Portfolio, Class A	JTHAX
James Alpha Total Hedge Portfolio, Class C	JTHCX

Incorporated herein by reference is the definitive version of the Prospectus for the above-referenced Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 9, 2020 (SEC Accession No.0001580642-20-001556).